Accounts receivable, net	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Accounts receivable, net
6.	Accounts receivable, net

	As of December 31,
	2017	2018
Accounts receivable, gross	7,236	14,403
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	7,236	14,403